Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 15 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Payroll and related expenses	1,632	919	627
Share-based payment	13	103	88
Subcontractors	421	377	249
Other	348	209	121
	2,414	1,608	1,085